Subsequent Events	6 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events

On October 2, 2025, the Company entered into a subscription agreement (the “Youth Spring Subscription Agreement”) with Youth Spring Limited, a Samoa company (“Youth Spring”). Pursuant to the Youth Spring Subscription Agreement, Youth Spring agreed to subscribe for and purchase from the Company, and the Company agreed to issue and sell to Youth Spring, 125,000 ordinary shares of the Company, par value US$0.0001 per share, for an aggregate purchase price of $500,000, in accordance with Regulation S. On March 25, 2026, the Company issued 125,000 ordinary shares to Youth Spring, and the transaction contemplated by the Youth Spring Subscription Agreement was consummated.

On March 15, 2024, the Company entered into a line of credit agreement with Hades Capital Limited, which provided the Company with an unsecured line of credit in the principal maximum amount of $4,000,000, and a line of credit agreement with Stony Holdings Limited, which provided the Company with an unsecured line of credit in the principal maximum amount of $2,000,000 (collectively, the “Line of Credit Agreements”). The principal indebtedness under the Line of Credit Agreements will mature on the third anniversary of the date the Line of Credit Agreements were entered into, at an interest rate of 0% per annum. As of December 31, 2025, no amounts were outstanding under the Line of Credit Agreements. As of the date of this report, the Company and the lenders have mutually agreed that no further borrowings will be made under the Line of Credit Agreements. The Company’s liquidity planning does not depend on these facilities, and management does not consider their unavailability to have a material adverse impact on the Company’s financial position or operational capacity.

The Group has evaluated the impact of events that have occurred subsequent to December 31, 2025, through the issuance date of the unaudited condensed consolidated financial statements, and concluded that, except for the events disclosed above, no other subsequent events have occurred that would require recognition in the unaudited condensed consolidated financial statements or disclosure in the notes to the unaudited condensed consolidated financial statements.